Long Term Debt - Debt Issued (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Principal	$ 455.0	$ 455.0
Unamortized discount and debt issuance costs	(6.8)	(7.5)
4.875% Senior notes due 2030 | Senior Notes
Debt Instrument [Line Items]
Principal	330.0	330.0
Unamortized discount and debt issuance costs	$ (5.0)	$ (5.6)
Interest rate, stated percentage	4.875%	4.875%
6.625% Fixed Rate Reset Junior Subordinated notes due 2041 | Junior Subordinated Debt
Debt Instrument [Line Items]
Principal	$ 125.0	$ 125.0
Unamortized discount and debt issuance costs	$ (1.8)	$ (1.9)
Interest rate, stated percentage	6.625%	6.625%